SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Revenue	$ 19,406	$ 18,083	$ 37,986	$ 36,027
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	7,415	6,532	14,510	12,874
Canada
Disclosure of geographical areas [line items]
Revenue	2,172	2,007	4,203	3,973
United Kingdom
Disclosure of geographical areas [line items]
Revenue	1,577	1,614	3,174	3,314
Australia
Disclosure of geographical areas [line items]
Revenue	1,113	1,458	2,138	3,027
Brazil
Disclosure of geographical areas [line items]
Revenue	1,470	1,315	2,882	2,492
INDIA
Disclosure of geographical areas [line items]
Revenue	931	1,084	1,953	2,228
GERMANY
Disclosure of geographical areas [line items]
Revenue	565	538	1,145	1,076
Other Europe
Disclosure of geographical areas [line items]
Revenue	1,744	1,678	3,419	3,306
Colombia
Disclosure of geographical areas [line items]
Revenue	794	602	1,443	1,277
Other Asia
Disclosure of geographical areas [line items]
Revenue	689	636	1,381	1,290
Other
Disclosure of geographical areas [line items]
Revenue	$ 936	$ 619	$ 1,738	$ 1,170